INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

(in thousands of $)	2019	2018
Cost
As of January 1	114,616	114,616
Write-off of fully amortized asset	(19,099)	—
As of December 31	95,517	114,616

Depreciation, amortization and impairment
As of January 1	(54,247)	(41,410)
Charge for the year	(9,960)	(12,837)
Write-off of fully amortized asset	19,099	—
As of December 31	(45,108)	(54,247)

Net book value as at December 31	50,409	60,369

Schedule of Future Amortization Expense
The estimated future amortization of intangible assets as of December 31, 2019 is as follows:

Year Ending December 31, (in thousands of $)
2020	9,114
2021	9,114
2022	9,114
2023	9,114
2024	9,114
2025	4,839
Total	50,409